DISCONTINUED OPERATIONS - NET EARNINGS FROM DISCONTINUED OPERATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net earnings from discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 1,454	[1]	$ 34	$ 41	$ 58	$ 0	$ 1,587	$ 229
Snacks Business
Net sales										0	1,440	1,455
Earnings from discontinued operations										0	266	322
Income tax expense										0	(96)	(93)
Gain on sale of discontinued operation										0	1,899	0
Income tax benefit (expense) on sale										0	(482)	0
Net earnings from discontinued operations										$ 0	$ 1,587	$ 229

[1]	The Company divested its snacks business in May 2012. See Note 13 for details of the transaction.